Financial Risk Management - Schedule of Loss Provisions are Disclosed Under Each Sub-Category of Such Financial Assets (Details) - Financial Assets [Member] - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Loss Provisions are Disclosed Under Each Sub-Category of Such Financial Assets [Line Items]
Estimated gross carrying amount at default cash and cash equivalents	$ 4,674,586	$ 246,377
Expected probability of default cash and cash equivalents	0.00%	0.00%
Expected credit losses cash and cash equivalents
Cash and cash equivalents	4,674,586	246,377
Estimated gross carrying amount at default other financial assets	$ 5,860,417	$ 4,222,957
Expected probability of default other financial assets	0.00%	0.00%
Expected credit losses other financial assets
Other financial assets	$ 5,860,417	$ 4,222,957